Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 37,403	¥ 35,755
Securities lending transactions	[1],[2]	2,240	2,248
Total gross recognized liabilities	[2],[3]	39,643	38,003
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[4]	14,970	15,225
Securities lending transactions	[4]	1,500	1,399
Total gross recognized liabilities	[3],[4]	16,470	16,624
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		18,431	17,257
Securities lending transactions		288	463
Total gross recognized liabilities	[3]	18,719	17,720
30 - 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		2,163	1,550
Securities lending transactions		208	206
Total gross recognized liabilities	[3]	2,371	1,756
90 days - 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,509	1,228
Securities lending transactions		174	168
Total gross recognized liabilities	[3]	1,683	1,396
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		330	495
Securities lending transactions		70	12
Total gross recognized liabilities	[3]	¥ 400	¥ 507

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \881 billion and \2,596 billion, respectively. As of March 31, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,494 billion and \205 billion, respectively. As of September 30, 2017, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,370 billion and \2,521 billion, respectively. As of September 30, 2017, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,082 billion and \170 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.